BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND

AMENDMENT TO

CERTIFICATE OF DESIGNATION DATED DECEMBER 15, 2011 ESTABLISHING AND FIXING

     THE RIGHTS AND PREFERENCES OF VARIABLE RATE MUNI TERM PREFERRED SHARES

(THE “CERTIFICATE OF DESIGNATION”)

     The undersigned secretary of BlackRock MuniYield Investment Quality Fund (the “Trust”), a business trust organized and existing under the laws of the Commonwealth of Massachusetts, hereby certifies as follows:

     1. The Holders (as defined in the Certificate of Designation) of the VMTP Preferred Shares of the Trust, by the consent required under Section 5 of the Certificate of Designation has adopted a resolution by a unanimous written consent to amend the Certificate of Designation as follows as of January 2, 2020: a. The definition of “Ratings Spread” in the Definitions section of the Certificate of Designation is hereby deleted and replaced in its entirety with the following:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP

Preferred Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Trust), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Trust) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Trust) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*		Percentage
Aa2/AA to Aaa/AAA		0.77%
Aa3	/AA-	0.95%
A1	/A+	1.30%
A2	/A	1.55%
A3	/A-	1.70%
Baa1/BBB+		2.05%
Baa2/BBB		2.30%
Baa3/BBB-		2.80%
Non-investment grade or NR		3.30%

* And/or the equivalent ratings of an Other Rating Agency then rating the VMTP

Preferred Shares at the request of the Trust.

     b. The definition of “Redemption Premium” in the Definitions section of the Certificate of Designation is hereby deleted.

     c. The definition of “ Redemption Price” in the Definitions section of the Certificate of Designation is hereby deleted and replaced in its entirety with the following:

“Redemption Price” means the sum of (i) the Liquidation Preference and (ii) accumulated but unpaid dividends thereon (whether or not declared) to, but not including, the date fixed for redemption.

d .	Section 5(c) of the Certificate of Designation is hereby deleted and replaced in its entirety with the following:

NotwithstandingSections 5(a) and 5(b) of this Certificate of Designation, except as may be otherwise expressly provided by Sections 5(f), 5(g) or 5(h) of this Certificate of Designation or as otherwise required by Applicable Law, the provisions of this Certificate of Designation set forth under (x) the caption “Designation” (but only with respect to any VMTP Preferred Shares already issued and Outstanding), (y) Sections 1(a) (but only with respect to any VMTP Preferred Shares already issued and Outstanding), 2(a), 2(b), 2(c), 2(d), 2(e)(i), 2(e)(ii), 2(k), 3(b), 8, 10(a)(i), 10(b)(i), 10(h), 11(a), 11(b) or 11(c) of this Certificate of Designation and (z) the definitions “Additional Amount”, “Applicable Base Rate”, “Applicable Rate”, “Dividend Payment Date”, “Dividend Period”, “Effective Leverage Ratio”, “Failure to Deposit”, “Gross-up Payment”, “Liquidation Preference”, “Maximum Rate”, “Outstanding”, “Rate Determination Date”, “Ratings Spread”, “Redemption Price”, “Subsequent Rate Period” or “Term Redemption Date” (i) (A) may be amended so as to adversely affect the amount, timing, priority or taxability of any dividend, redemption or other payment or distribution due to the Holders or (B) may amend the definition of “Effective Leverage Ratio” or the calculation thereof, in each case, only upon the affirmative vote or written consent of (1) a majority of the Board of Trustees and (2) the Total Holders and (ii) may be otherwise amended upon the affirmative vote or written consent of (1) a majority of the Board of Trustees and (2) the holders of 66 2/3% of the Outstanding VMTP Preferred Shares.

     e. Section 10(a)(iii) of the Certificate of Designation is hereby deleted and replaced in its entirety with the following:

The Trust may not on any date send a Notice of Redemption pursuant to paragraph (c) of this Section 10 in respect of a redemption contemplated to be effected pursuant to this paragraph (a) unless on such date (A) the Trust has available Deposit Securities with maturity or tender dates not later than the day preceding the applicable Redemption Date and having a Market Value not less than the amount due to Holders of VMTP Preferred Shares by reason of the redemption of such VMTP Preferred Shares on such Redemption Date and (B) the Discounted Value of Moody’s Eligible Assets (if Moody’s is then rating the VMTP Preferred Shares at the request of the Trust), the Discounted Value of Fitch Eligible Assets (if Fitch is then rating the VMTP Preferred Shares at the request of the Trust) and the Discounted Value of Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Trust) each at least equals the Basic Maintenance Amount, and would at least equal the Basic

Maintenance Amount immediately subsequent to such redemption if such redemption were to occur on such date. For purposes of determining in clause (B) of the preceding sentence whether the Discounted Value of Moody’s Eligible Assets at least equals the Basic Maintenance Amount, the Moody’s Discount Factors applicable to Moody’s Eligible Assets shall be determined by reference to the first Exposure Period (as defined in the Moody’s Guidelines) longer than the Exposure Period then applicable to the Trust, as described in the definition of Moody’s Discount Factor herein.

2	.	Except as amended hereby, the Certificate of Designation remains in full force and effect.

3	.	An original copy of this amendment shall be lodged with the records of the Trust and filed with the Secretary of State of the Commonwealth of Massachusetts and in such other places as may be required under the laws of Massachusetts or as the Trustees deem appropriate.

     IN WITNESS WHEREOF, I have hereunto set my hand as of this 19th day of December, 2019.

BlackRock MuniYield Investment
Quality Fund

By: /s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:
/s/ Janey Ahn

Name: Title:	Janey Ahn Secretary